Unaudited Consolidated Statement of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
IoT	$ 26,261	$ 12,497
Software	5,065	5,490
Hardware	21,196	7,007
Solar & ESS	3,886
Total net revenues	30,147	12,497
IoT	(23,983)	(10,717)
Software	(4,453)	(4,216)
Hardware	(19,530)	(6,501)
Solar & ESS	(1,883)
Total cost of revenues	(25,866)	(10,717)
Total gross (loss) profit	4,281	1,780
Operating expenses:
Sales and marketing expenses	(233)	(218)
General and administrative expenses	(5,351)	(24,743)
Research and development expenses	(2,002)	(3,285)
Total operating expenses	(7,586)	(28,246)
Operating income (loss)	(3,305)	(26,466)
Interest income	4	3
Interest expense	(927)	(2,694)
Other income	369	31
Other expense	(1,415)	(219)
Foreign exchange income (loss)	8	(222)
Income (loss) from continuing operations, before income taxes	(5,266)	(29,567)
Less: Net income (loss) attributable to non-controlling interest		1
Net income (loss) attributable to Borqs Technologies, Inc.	(5,266)	(29,568)
Net income (loss) attributable to ordinary shareholders	$ (5,266)	$ (29,568)